Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares		September 30, 2026 Fair Value
	Common Stock – 97.98%
	United States – 68.05%
	Aerospace / Defense – 1.54%
125,493	RTX Corp.		$23,297,775
20,809	TransDigm Group, Inc.	(a)	22,527,823
			45,825,598
	Aerospace / Defense - Equipment – 0.09%
119,842	Standardaero, Inc.*		2,558,627
	Applications Software – 2.58%
149,635	Microsoft Corp.	(a)	76,747,792
	Building Products - Cement / Aggregate – 2.32%
192,336	CRH PLC		15,925,421
26,553	Martin Marietta Materials, Inc.	(a)	12,740,395
164,261	Vulcan Materials Co.	(a)	40,183,168
			68,848,984
	Chemicals - Specialty – 0.48%
254,550	Solstice Advanced Materials, Inc.*		14,336,256
	Coatings / Paint – 0.48%
44,435	The Sherwin-Williams Co.		14,364,502
	Commercial Services – 1.58%
56,050	Cintas Corp.	(a)	10,933,113
56,029	Quanta Services, Inc.		35,999,193
			46,932,306
	Commercial Services - Finance – 0.53%
26,883	S&P Global, Inc.	(a)	10,604,537
173,244	Toast, Inc., Class A*		5,022,344
			15,626,881
	Computer Aided Design – 4.41%
215,870	Cadence Design Systems, Inc.*	(a)	71,277,036
137,519	Synopsys, Inc.*	(a)	59,812,514
			131,089,550
	Computer Software – 0.38%
38,826	Twilio, Inc.*		11,355,052
	E-Commerce / Products – 6.28%
748,916	Amazon.com, Inc.*	(a)	186,592,421

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Services – 3.54%
130,579	DoorDash, Inc., Class A*		$23,967,775
183,790	Expedia Group, Inc.	(a)	48,402,934
477,171	Uber Technologies, Inc.*	(a)	32,690,985
			105,061,694
	Electric - Generation – 1.44%
158,516	Constellation Energy Corp.		40,266,234
184,603	X-Energy, Inc.*		2,617,671
			42,883,905
	Electric – Integrated – 1.15%
343,586	Entergy Corp.		34,104,346
	Electronic Components - Semiconductors – 3.73%
279,979	Analog Devices, Inc.	(a)	111,070,469
	Electronic Connectors – 3.97%
1,401,575	Amphenol Corp., Class A		118,152,773
	Enterprise Software / Services – 2.40%
225,491	Salesforce, Inc.		51,765,969
256,417	SS&C Technologies Holdings, Inc.		19,762,058
			71,528,027
	Finance - Credit Card – 4.35%
105,155	Mastercard, Inc., Class A	(a)	57,989,828
198,835	Visa, Inc., Class A	(a)	71,447,381
			129,437,209
	Finance - Other Services – 1.27%
248,414	Intercontinental Exchange, Inc.	(a)	37,766,380
	Gas - Distributions – 0.58%
439,875	NiSource, Inc.		17,155,125
	Hotels & Motels – 0.67%
55,777	Marriott International, Inc., Class A		19,838,206
	Independent Power Producers – 1.26%
272,026	Vistra Corp.	(a)	37,634,797
	Internet Content - Entertainment – 5.38%
220,855	Meta Platforms, Inc., Class A	(a)	160,159,629
	Machinery – Electric Utilities – 1.82%
247,380	BWX Technologies, Inc.		33,891,060
84,381	Vertiv Holdings Co., Class A	(a)	20,361,979
			54,253,039
	Medical - Drugs – 0.39%
11,229	Madrigal Pharmaceuticals, Inc.*		5,658,967
442,995	ORIC Pharmaceuticals, Inc.*		5,967,143
			11,626,110
	Private Equity – 0.43%
321,007	The Carlyle Group, Inc.		12,731,138
	REITs - Diversified – 1.58%
46,533	Equinix, Inc.		47,071,852

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Apparel / Shoes – 1.11%
82,487	Burlington Stores, Inc.*	(a)	$22,039,702
47,563	Ross Stores, Inc.		11,101,204
			33,140,906
	Retail - Building Products – 0.18%
29,811	Lowe’s Cos., Inc.		5,493,869
	Retail - Major Department Stores – 1.68%
378,567	The TJX Cos., Inc.		50,088,200
	Retail - Restaurants – 0.39%
70,485	Chipotle Mexican Grill, Inc.*		2,251,996
68,086	Yum! Brands, Inc.	(a)	9,282,845
			11,534,841
	Semiconductor Equipment – 10.06%
461,340	KLA Corp.	(a)	89,929,006
315,112	Lam Research Corp.	(a)	103,517,443
100,987	MKS, Inc.		26,797,910
197,487	Teradyne, Inc.	(a)	79,174,513
			299,418,872
	Total United States (Cost $1,001,105,816)		$2,024,429,356

	Canada – 0.82%
	Transport - Rail – 0.82%
286,766	Canadian Pacific Kansas City, Ltd.	(a)	24,403,787
	Total Canada (Cost $22,070,275)		$24,403,787

	China – 2.10%
	Auto - Cars / Light Trucks – 0.35%
1,083,900	BYD Co., Ltd., Class H		10,442,902
	Transport - Services – 0.37%
1,321,670	Full Truck Alliance Co., Ltd. - Sponsored ADR		10,930,211
	E-Commerce / Products – 0.84%
232,624	Alibaba Group Holding, Ltd. - Sponsored ADR		25,016,385
	Schools – 0.54%
289,125	New Oriental Education & Technology Group, Inc. - Sponsored ADR		16,043,546
	Total China (Cost $64,063,644)		$62,433,044

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	Finland – 2.01%
	Networking Products – 2.01%
5,910,455	Nokia Oyj - Sponsored ADR	$59,932,014
	Total Finland (Cost $61,831,472)	$59,932,014

	France – 5.61%
	Aerospace / Defense – Equipment – 5.61%
311,576	Airbus SE	67,461,104
262,034	Safran SA	99,527,912
	Total France (Cost $59,327,578)	$166,989,016

	Germany – 5.18%
	Aerospace / Defense – 0.78%
54,530	MTU Aero Engines AG	23,201,938
	Athletic Footwear – 0.31%
56,069	adidas AG	9,253,572
	Electronic Components - Semiconductors – 0.51%
225,339	Infineon Technologies AG	15,229,103
	Machinery – Electric Utilities – 3.58%
656,685	Siemens Energy AG	106,364,720
	Total Germany (Cost $60,524,684)	$154,049,333

	Hong Kong – 0.06%
	Casino Hotels – 0.06%
478,000	Galaxy Entertainment Group, Ltd.	1,926,194
	Total Hong Kong (Cost $1,941,162)	$1,926,194

	Ireland – 0.21%
	E-Commerce / Products – 0.21%
82,059	PDD Holdings, Inc. - Sponsored ADR*	6,395,678
	Total Ireland (Cost $6,813,640)	$6,395,678

	Japan – 5.32%
	Audio / Video Products – 1.84%
2,287,700	Sony Group Corp.	54,726,600
	Chemicals - Diversified – 0.54%
165,900	Crasus Chemical, Inc	276,614
165,900	Resonac Holdings Corp.	15,820,865
		16,097,479
	Electronic Components - Semiconductors – 2.94%
760,500	Kioxia Holdings Corp.*	87,575,953
	Total Japan (Cost $94,342,642)	$158,400,032

	Sweden – 0.46%
	Internet Content - Entertainment – 0.46%
28,131	Spotify Technology SA*	13,710,487
	Total Sweden (Cost $14,044,723)	$13,710,487

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	Taiwan – 6.41%
	Semiconductor Components - Integrated Circuits – 6.41%
417,735	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	$190,566,530
	Total Taiwan (Cost $69,849,895)	$190,566,530

	United Kingdom – 0.92%
	Electronic Components - Miscellaneous - 0.92%
170,607	nVent Electric PLC	27,360,245
	Total United Kingdom (Cost $27,907,100)	$27,360,245

	Uruguay – 0.83%
	E-Commerce / Services - 0.83%
14,207	MercadoLibre, Inc.*	24,557,226
	Total Uruguay (Cost $6,535,362)	$24,557,226
	Total Common Stock (Cost $1,490,357,993)	$2,915,152,942
	Total Investments in Securities (Cost $1,490,357,993) – 97.98%	$2,915,152,942
	Total Purchased Options (Cost $298,061,474) - 11.44%	340,392,537
	Total Securities Sold, Not Yet Purchased (Proceeds $1,285,625,260) - (36.20)%	(1,077,082,066)
	Other Assets, in Excess of Liabilities – 26.78%**	796,650,330
	Members’ Capital – 100.00%	$2,975,113,743

(a)	Partially or wholly held in a pledge account at the Bank of New York Mellon (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $73,562,792 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 2.47% of Members’ Capital, and foreign currency with a U.S. Dollar value of $7,418,056 held in a Foreign Cash Account with the Custodian which is 0.25% of Members’ Capital. $4,214,138 of those amounts are held as restricted cash and are in a segregated account with the Custodian, as collateral for swap contracts and securities sold short, not yet purchased, in each case as at September 30, 2026.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2026 Fair Value
			Purchased Options – 11.44%
			Equity Options – 11.43%
			Equity Call Options - 7.65%
			United States – 6.68%
			Applications Software - 0.79%
$100,506,000	2,393	11/20/2026 $420	Microsoft Corp.	$23,403,540
			Auto - Cars / Light Trucks - 0.15%
61,250,000	1,750	11/20/2026 $350	Tesla, Inc.	4,593,750
			Casino Hotels - 0.02%
8,356,000	2,089	12/18/2026 $40	Las Vegas Sands Corp.	344,685
9,851,250	1,065	12/18/2026 $92.5	Wynn Resorts, Ltd.	174,128
				518,813
			E-Commerce / Products - 0.04%
16,392,000	683	11/20/2026 $240	Amazon.com, Inc.	1,338,680
			E-Commerce / Services - 0.39%
45,045,000	3,003	12/18/2026 $150	Booking Holdings, Inc.	6,201,195
38,998,000	2,294	11/20/2026 $170	DoorDash, Inc., Class A	5,465,455
				11,666,650
			Electronic Components - Semiconductors - 4.59%
35,389,000	823	11/20/2026 $430	Advanced Micro Devices, Inc.	15,447,710
157,432,000	3,578	10/16/2026 $440	Broadcom, Inc.	73,349
47,866,000	6,838	11/20/2026 $70	Intel Corp.	34,856,704
156,650,750	21,607	10/16/2026 $72.5	Microchip Technology, Inc.	14,692,760
253,386,000	14,077	10/16/2026 $180	NVIDIA Corp.	71,194,428
				136,264,951
			Enterprise Software / Services - 0.59%
119,980,000	6,856	12/18/2026 $175	Palantir Technologies, Inc.	17,654,200

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2026 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options - (continued)
			United States – (continued)
			Telecommunication Equipment Fiber Optics - 0.11%
$19,152,000	1,368	12/18/2026 $140	Corning, Inc.	$3,368,700
			Total United States (Cost $163,353,939)	$198,809,284

			Canada – 0.38%
			Internet Application Software - 0.38%
85,260,000	5,880	12/18/2026 $145	Shopify, Inc.	11,245,500
			Total Canada (Cost $5,221,517)	$11,245,500

			Taiwan – 0.37%
			Semiconductor Components - Integrated Circuits - 0.37%

51,262,000	1,349	11/20/2026 $380	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	11,007,840
			Total Taiwan (Cost $8,004,145)	$11,007,840

			United Kingdom – 0.22%
			Electronic Components - Semiconductors - 0.22%
92,096,000	2,878	11/20/2026 $320	ARM Holdings PLC - Sponsored ADR	6,475,500
			Total United Kingdom (Cost $4,795,230)	$6,475,500
			Total Equity Call Options (Cost $181,374,831)	$227,538,124

			Equity Put Options - 3.78%
			United States – 3.47%
			Growth & Income - Large Cap - 0.63%
1,056,020,000	15,086	3/19/2027 $700	SPDR S&P 500 ETF Trust	18,684,011

			Medical-Biomedical/Gene - 0.07%
25,944,000	564	10/16/2026 $460	Amgen, Inc.	2,175,630

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2026 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options - (continued)
			United States – (continued)
			Private Equity - 0.53%
$56,327,000	3,634	11/20/2026 $155	Blackstone, Inc.	$15,653,455

			Sector Fund - Semiconductor - 0.41%
178,101,000	2,827	11/20/2026 $630	VanEck Semiconductor ETF	12,064,223

			Sector Fund - Technology - 1.52%
283,107,000	4,103	12/18/2026 $690	Invesco QQQ Trust Series 1	4,669,214
1,603,578,000	23,934	3/19/2027 $670	Invesco QQQ Trust Series 1	40,831,404
				45,500,618
			Semiconductor Equipment - 0.31%
58,083,200	2,593	11/20/2026 $224	KLA Corp.	9,153,290
			Total United States (Cost $107,019,061)	$103,231,227

			United Kingdom – 0.31%
			Electronic Components - Semiconductors - 0.31%
36,936,000	1,026	1/15/2027 $360	ARM Holdings PLC - Sponsored ADR	9,272,475
			Total United Kingdom (Cost $8,765,131)	$9,272,475
			Total Equity Put Options (Cost $115,784,192)	$112,503,702
			Total Equity Options (Cost $297,159,023)	$340,041,826

			Currency Call Options - 0.01%
			United States – 0.01%
1,695,690	30,012,220	12/18/2026 $5.65	USD-BRL	350,574
2,197,622	29,498,281	12/18/2026 $7.45	USD-CNH	137
			Total United States (Cost $902,451)	$350,711
			Total Currency Call Options (Cost $902,451)	$350,711
			Total Purchased Options (Cost $298,061,474)	$340,392,537

ADR	American Depository Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2026 Fair Value
	Securities Sold, Not Yet Purchased – 36.20%
	Common Stock – 36.20%
	United States – 27.18%
	Advertising Agencies – 0.64%
260,393	Omnicom Group, Inc.	$19,172,737
	Appliances – 0.20%
192,790	Whirlpool Corp.	5,914,797
	Applications Software – 0.21%
68,565	Elastic NV*	6,287,411
	Auto - Cars / Light Trucks – 0.98%
82,059	Tesla, Inc.*	29,115,354
	Brewery – 0.62%
98,781	Constellation Brands, Inc.	11,168,180
196,503	Molson Coors Beverage Co.	7,166,464
		18,334,644
	Cable / Satellite TV – 0.23%
61,647	Charter Communications, Inc., Class A*	6,836,652
	Cellular Telecommunications – 0.72%
130,488	T-Mobile US, Inc.	21,279,983
	Commercial Banks – 0.81%
250,118	Regions Financial Corp.	6,723,172
136,765	State Street SPDR S&P Regional Banking ETF	9,496,962
378,972	Valley National Bancorp	4,782,627
68,904	Bank OZK	3,166,828
		24,169,589
	Commercial Services - Finance – 1.42%
215,589	Global Payments, Inc.	17,607,154
299,809	H&R Block, Inc.	12,247,198
233,192	PayPal Holdings, Inc.*	12,249,576
		42,103,928
	Computer Data Security – 0.33%
89,809	Rapid7, Inc.*	1,097,466
144,458	Tenable Holdings, Inc.*	5,256,827
17,986	Zscaler, Inc.*	3,586,768
		9,941,061
	Computer Graphics – 0.39%
548,519	Figma, Inc.*	11,529,869

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Services – 0.82%
148,779	Cognizant Technology Solutions Corp. Class A	$8,545,866
84,617	Gartner, Inc.*	15,784,455
		24,330,321
	Computer Software – 0.15%
85,706	SentinelOne, Inc.*	2,036,375
79,449	Teradata Corp.*	2,291,309
		4,327,684
	Computers – 0.29%
273,530	HP, Inc.	8,556,018
	Consumer Products - Miscellaneous – 0.23%
70,106	Kimberly-Clark Corp.	6,830,428
	Data Processing / Management – 0.24%
12,111	Fair Isaac Corp.*	7,175,404
	Diversified Manufacturing Operations – 0.47%
54,041	Illinois Tool Works, Inc.	13,903,668
	Electronic Components - Miscellaneous - 0.44%
28,868	Hubbell, Inc.	13,094,525
	Electronic Components - Semiconductors – 3.23%
14,301	Broadcom, Inc.	5,022,368
47,868	Micron Technology, Inc.	50,984,684
191,471	ON Semiconductor Corp.*	14,718,376
90,949	Texas Instruments, Inc.	25,473,905
		96,199,333
	Electronic Forms - 0.79%
98,404	Adobe, Inc.*	23,611,056
	Enterprise Software / Services – 2.73%
433,591	Palantir Technologies, Inc.*	81,103,196
	E-Services / Consulting - 0.25%
58,360	CDW Corp.	7,479,418

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Food - Miscellaneous / Diversified – 1.33%
453,790	Campbell Soup Co.	$8,998,656
215,922	Conagra Brands, Inc.	2,901,992
459,335	General Mills, Inc.	14,772,214
563,633	The Kraft Heinz Co.	12,805,742
		39,478,604
	Hotels & Motels – 0.96%
211,138	Choice Hotels International, Inc.	21,622,643
97,549	Wyndham Hotels & Resorts, Inc.	7,007,920
		28,630,563
	Insurance Brokers – 0.47%
82,685	Marsh & McLennan Cos, Inc.	14,116,810
	Investment Management / Advisory Services – 1.36%
389,146	T. Rowe Price Group, Inc.	40,490,641
	Machinery - Construction & Mining – 2.05%
75,185	Caterpillar, Inc.	60,959,245
	Machinery - Electric Utilities – 2.41%
75,422	GE Vernova, Inc.	71,687,856
	REITs - Office Property – 0.68%
126,253	Brandywine Realty Trust	353,508
115,549	BXP, Inc.	7,061,199
538,452	Douglas Emmett, Inc.	5,158,370
14,598	Hudson Pacific Properties, Inc.	168,461
121,579	Kilroy Realty Corp.	4,044,933
70,665	SL Green Realty Corp.	3,456,932
		20,243,403
	Retail - Home Furnishings – 0.11%
209,892	Bath & Body Works, Inc.	3,341,481
	Retail - Miscellaneous / Diversified – 0.15%
278,261	Sally Beauty Holdings, Inc.*	4,569,046

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – 0.62%
408,790	Kohl’s Corp.	$7,546,263
478,796	Macy’s, Inc.	10,902,185
		18,448,448
	Telephone - Integrated – 0.42%
508,777	AT&T, Inc.	12,414,159
	Transport - Services – 0.43%
137,808	United Parcel Service, Inc.	12,876,780
	Total United States (Proceeds $972,192,117)	$808,554,112

	Belgium – 0.20%
	Brewery – 0.20%
82,059	Anheuser-Busch InBev SA/NV ADR	6,028,875
	Total Belgium (Proceeds $5,073,066)	$6,028,875

	Canada – 1.95%
	Apparel Manufacturers – 0.04%
25,890	Gildan Activewear, Inc.	1,103,691
	Enterprise Software / Services – 0.04%
54,706	Open Text Corp.	1,226,509
	Internet Application Software – 1.62%
325,404	Shopify, Inc.*	48,257,413
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	4,490
	Private Equity – 0.25%
205,344	Brookfield Corp.	7,486,842
	Total Canada (Proceeds $65,244,963)	$58,078,945

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	China – 1.03%
	Auto - Cars / Light Trucks – 0.21%
638,025	NIO, Inc. - Sponsored ADR*	$2,188,426
413,424	XPeng, Inc. - Sponsored ADR*	3,952,333
		6,140,759
	Internet Content - Information / Network – 0.36%
278,372	Bilibili, Inc. - Sponsored ADR*	4,181,147
1,680,800	Kuaishou Technology	6,627,451
		10,808,598
	Retail - Drug Stores – 0.02%
664,645	Ping An Healthcare and Technology Co., Ltd.	537,442
	Wireless Equipment – 0.44%
4,089,000	Xiaomi Corp., Class A*	13,152,752
	Total China (Proceeds $49,605,942)	$30,639,551

	France – 0.58%
	Computer Services – 0.58%
144,816	Capgemini SE	17,172,678
	Total France (Proceeds $23,300,650)	$17,172,678

	Germany – 0.29%
	Auto - Cars / Light Trucks – 0.29%
137,808	Bayerische Motoren Werke AG	8,659,196
	Total Germany (Proceeds $11,043,650)	$8,659,196

	Hong Kong – 0.08%
	Electric - Integrated – 0.08%
304,000	Power Assets Holdings, Ltd.	2,310,970
	Total Hong Kong (Proceeds $2,088,985)	$2,310,970

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	Ireland – 0.84%
	Computer Services – 0.44%
72,489	Accenture PLC, Class A	$13,292,308
	Power Conversion / Supply Equipment – 0.40%
27,353	Eaton Corp. PLC	11,753,858
	Total Ireland (Proceeds $32,319,781)	$25,046,166

	Israel – 0.45%
	Applications Software – 0.07%
28,195	Monday.com, Ltd.*	2,212,180
	Auto / Truck Parts & Equipment - Original – 0.05%
181,216	Mobileye Global, Inc., Class A*	1,339,186
	Computer Data Security – 0.33%
75,794	Check Point Software Technologies, Ltd.*	9,728,160
	Total Israel (Proceeds $22,339,409)	$13,279,526

	Italy – 0.86%
	Auto - Cars / Light Trucks – 0.86%
65,467	Ferrari NV	25,718,711
	Total Italy (Proceeds $26,563,842)	$25,718,711

	Netherlands – 0.06%
	Auto - Cars / Light Trucks – 0.06%
423,166	Stellantis NV	1,845,004
	Total Netherlands (Proceeds $3,985,253)	$1,845,004

	Switzerland – 0.59%
	Medical - Drugs – 0.59%
122,531	Novartis AG - Sponsored ADR	17,469,245
	Total Switzerland (Proceeds $15,906,565)	$17,469,245

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2026 Fair Value
	Common Stock – (continued)
	United Kingdom – 2.09%
	Beverages - Wine / Spirits – 0.27%
93,001	Diageo PLC	$7,960,886
	Electronic Components - Semiconductors – 1.82%
187,524	ARM Holdings PLC - Sponsored ADR*	54,318,201
	Total United Kingdom (Proceeds $55,961,037)	$62,279,087
	Total Common Stock (Proceeds $1,285,625,260)	$1,077,082,066
	Total Securities Sold, Not Yet Purchased (Proceeds $1,285,625,260)	$1,077,082,066

*	Non-income producing security
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)*****	Notional Amount	Unrealized Gain**
Swap Contracts - 6.55%
Total Return Swap Contracts - Unrealized Gain - 7.63%
United States - 4.74%
Private Equity	The Carlyle Group, Inc.	Morgan Stanley	06/03/2027	11/16/2017	+0.45%	Termination	503,933	$19,985,983	$12,718,396
Web Portals / ISP	Alphabet, Inc., Class A	Morgan Stanley	06/03/2027	07/08/2011	+0.45%	Termination	425,152	146,286,300	128,046,955
Total United States								$166,272,283	$140,765,351

Brazil - 0.10%
Finance - Other Services	B3 SA-Brasil Bolsa Balcao	Morgan Stanley	02/01/2029	01/30/2019	+1.00%	Termination	4,501,200	15,974,304	2,828,614
Total Brazil								$15,974,304	$2,828,614

Japan - 0.23%
Audio / Video Products	Sharp Corp.	Morgan Stanley	12/24/2026	08/03/2012	-0.40%	Termination	(1,047,900)	(4,303,750)	6,955,413
Total Japan								$(4,303,750)	$6,955,413

South Korea - 0.09%
Engine-Internal Combustion	Doosan Corp.	Morgan Stanley	03/01/2028	02/25/2026	+0.90%	Termination	19,986	20,222,521	2,750,244
Total South Korea								$20,222,521	$2,750,244

Spain - 0.04%
Building - Heavy Construction	Cellnex Telecom SA	Morgan Stanley	01/04/2027	05/06/2015	+0.65%	Termination	252,566	6,467,064	1,078,374
Total Spain								$6,467,064	$1,078,374

Sweden - 0.05%
Auto - Cars / Light Trucks	Volvo Car AB, Class B	Morgan Stanley	01/04/2027	10/24/2022	-2.125%	Termination	(856,116)	(1,326,015)	$1,596,602
Total Sweden								$(1,326,015)	$1,596,602

Taiwan - 0.68%
Audio / Video Products	Lite-On Technology Corp.	Morgan Stanley	01/27/2027	05/07/2026	+1.25%	Termination	1,394,000	12,225,768	2,089,725
Power Conversion / Supply Equipment	Delta Electronics, Inc.	Morgan Stanley	01/27/2027	06/14/2023	+1.25%	Termination	374,000	22,180,175	18,119,213
Total Taiwan								$34,405,943	$20,208,938

United Kingdom - 1.70%
Aerospace / Defense	Rolls-Royce Holdings PLC	Morgan Stanley	12/16/2026	05/28/2024	+0.65%	Termination	3,899,632	75,674,945	50,569,206
Total United Kingdom								$75,674,945	$50,569,206
Total Return Swap Contracts - Unrealized Gain***								$313,387,295	$226,752,742

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)*****	Notional Amount	Unrealized Loss**
Swap Contracts - (continued)
Total Return Swap Contracts - Unrealized Loss - (1.08%)
Australia - (0.03%)
Commercial Banks Non-US	Commonwealth Bank of Australia	Morgan Stanley	12/29/2026	02/24/2016	-0.40%	Termination	(296,216)	$(31,200,276)	$(786,491)
Total Australia								$(31,200,276)	$(786,491)

Denmark - (0.37%)
Transport - Services	DSV A/S	Morgan Stanley	01/04/2027	12/29/2025	+0.65%	Termination	109,412	19,419,986	(11,006,294)
Total Denmark								$19,419,986	$(11,006,294)

Italy - (0.07%)
Wire & Cable Products	Prysmian SpA	Morgan Stanley	01/04/2027	05/06/2026	+0.65%	Termination	56,422	7,947,829	(2,132,461)
Total Italy								$7,947,829	$(2,132,461)

Japan - (0.42%)
Office Automation & Equipment	Canon, Inc.	Morgan Stanley	12/24/2026	03/31/2020	-0.40%	Termination	(1,108,300)	(32,512,957)	(2,619,357)
Office Automation & Equipment	Ricoh Co., Ltd.	Morgan Stanley	12/24/2026	05/24/2012	-0.40%	Termination	(836,200)	(8,794,816)	(1,342,317)
Semiconductor Equipment	Advantest Corp.	Morgan Stanley	12/24/2026	08/26/2011	-0.40%	Termination	(82,600)	(18,027,559)	(722,882)
Semiconductor Equipment	Lasertec Corp.	Morgan Stanley	12/24/2026	06/23/2025	-0.40%	Termination	(240,000)	(62,883,899)	(5,060,264)
Semiconductor Equipment	Tokyo Electron, Ltd.	Morgan Stanley	12/24/2026	11/10/2020	-0.40%	Termination	(104,700)	(7,880,430)	(2,773,475)
Total Japan								$(130,099,661)	$(12,518,295)

Taiwan - (0.12%)
Computers - Peripheral Equipment	Innolux Display Corp.	Morgan Stanley	01/27/2027	03/18/2010	-4.00%	Termination	(1,402,000)	(2,406,395)	(1,377,160)
Electronic Components - Miscellaneous	AUO Corp.	Morgan Stanley	01/27/2027	07/26/2012	-16.00%	Termination	(2,649,200)	(3,204,577)	(1,939,352)
Total Taiwan								$(5,610,972)	$(3,316,512)

United Kingdom - (0.07%)
Aerospace / Defense	Bae Systems PLC	Morgan Stanley	12/16/2026	02/19/2026	+0.65%	Termination	537,451	13,968,205	(1,888,720)
Cosmetics & Toiletries	Unilever PLC	Morgan Stanley	01/04/2027	12/23/2019	-0.35%	Termination	(124,579)	(7,630,852)	(359,192)
Total United Kingdom								$6,337,353	$(2,247,912)
Total Return Swap Contracts - Unrealized Loss****								$(133,205,741)	$(32,007,965)
Total Swap Contracts - net								$180,181,554	$194,744,777

*	The financing rate is based on the Daily Fed Funds Effective Rate of 3.88% +/- the Spread. The financing rate is variable and the rate is indicated as of September 30, 2026.
**	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/loss. For this reason fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
***	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.
****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.
*****	The Company is the receiver of the total returns of the underlying shares for long contracts and delivers the total return of the underlying shares for short contracts.

The following is a summary of the inputs used, as of September 30, 2026, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,915,152,942	Common Stock	$1,077,082,066
Equity Options	340,041,826	Equity Options	-
Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	226,752,742	Total Return Swaps	32,007,965
Currency Options	350,711	Currency Options	-
Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-
Total	$3,482,298,221	Total	$1,109,090,031
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